Investments - Schedule Summarizing Loans and Direct Financing Receivables (Parenthetical) (Details) $ in Millions	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) Loan	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($) Loan	Dec. 31, 2024 USD ($) Loan	Dec. 31, 2022 USD ($)
Loans and direct financing receivables
Loan reserves written off | $	$ 0.0	$ 0.0	$ 2.6	$ 0.0	$ 0.0		$ 3.7
Number of mortgage loans			17
Interest income receivable | $	$ 22.5		$ 22.5			$ 23.7
Mortgage Loans Receivable with Maturity Range 2025 To 2066
Loans and direct financing receivables
Number of mortgage loans allowing for prepayment in whole			7
Mortgage Loans Receivable with Maturity Range 2025 To 2066 | Maximum [Member]
Loans and direct financing receivables
Prepayment penalties (as a percent)			70.00%
Mortgage Loans Receivable with Maturity Range 2025 To 2066 | Minimum [Member]
Loans and direct financing receivables
Prepayment penalties (as a percent)			20.00%
Mortgage Loans Receivable with Maturity Range 2023 To 2056
Loans and direct financing receivables
Number of mortgage loans allowing for prepayment in whole						1
Number of mortgage loans					12
Mortgage Loans Receivable with Maturity Range 2023 To 2056 | Maximum [Member]
Loans and direct financing receivables
Prepayment penalties (as a percent)						70.00%
Mortgage Loans Receivable with Maturity Range 2023 To 2056 | Minimum [Member]
Loans and direct financing receivables
Prepayment penalties (as a percent)						20.00%